Allowance for Credit Losses - Summary of Expected Credit Allowance Activity (Parenthetical) (Details) $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Credit Loss [Abstract]
RecoveriesFromFreestandingCreditEnhacement	$ 454